Share-based plan - Activity of RSUs and PSUs (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number Of Other Equity Instruments Outstanding [Roll Forward]
Outstanding (shares)	16,189,406	16,211,666
Granted (shares)	3,305,977	4,581,499
Forfeited (shares)	(1,751,949)	(2,493,216)
Vested (shares)	(2,737,806)	(2,110,543)
Outstanding (shares)	15,005,628	16,189,406
Restricted Stock Units [Member]
Number Of Other Equity Instruments Outstanding [Roll Forward]
Outstanding (shares)	14,600,588	13,684,424
Granted (shares)	3,279,640	4,489,910
Forfeited (shares)	(716,334)	(1,463,203)
Vested (shares)	(2,737,806)	(2,110,543)
Outstanding (shares)	14,426,088	14,600,588
Performance Stock Units [Member]
Number Of Other Equity Instruments Outstanding [Roll Forward]
Outstanding (shares)	1,588,818	2,527,242
Granted (shares)	26,337	91,589
Forfeited (shares)	(1,035,615)	(1,030,013)
Vested (shares)	0	0
Outstanding (shares)	579,540	1,588,818